Short-Term and Long-Term Debts - Schedule of Future Maturities of Long-Term Debts (Details)	Jun. 30, 2025 CNY (¥)
Schedule of Future Maturities of Long-Term Debts [Abstract]
Remaining of 2025	¥ 2,700,000
2026	6,890,000
2027	8,430,000
2028	9,970,000
2029	11,510,000
Thereafter	140,099,763
Total	¥ 179,599,763